Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2013
Related Party Transactions
Schedule of Stock and Warrants outstanding for Quincy Prelude and Buffalo's holdings

As of December 31, 2013, Quincy Prelude and Buffalo’s holdings included the following:

Stock and Warrants	Quantity	Strike Price ($)	Expiration Date
Warrants	36,271	187.50	2016
Warrants	35,410	130.00	2017
Warrants*	1,787,171	4.05	2018
Common Stock	63,763	N/A	N/A
Preferred Stock 8% Cumulative	15,000,000	N/A	N/A
Options**	4,000	130.00	2022
Options**	2,000	212.50	2021

*In conjunction with the February 12, 2014 capital raise the strike price on the 1,787,171 Buffalo warrants was reduced from $4.05 to $3.50 and we issued Buffalo Management 280,841 additional warrants with a strike price of $3.50 pursuant to the full ratchet anti-dilution provision.

**Options held by Chad Brownstein, our Executive Vice Chairman

Schedule of holdings

At December 31, 2013, Hexagon and its affiliates’ holdings consisted of the following:

Entity	Quantity	Exercise Price	Expiration Date
Common Stock Held
Very Hungry LLC	891,112	N/A	N/A
Scott Reiman Trust	199,086	N/A	N/A
Total Common Stock	1,090,198
Warrants
Very Hungry LLC (1)	739,337	$6.00	2014
Very Hungry LLC	96,833	$15.00	2017
Very Hungry LLC (2)	1,095,314	$4.05	2018
Scott Reiman Trust (1)	177,331	$6.00	2014
Scott Reiman Trust	37,874	$15.00	2017
Scott Reiman Trust (2)	262,713	$4.05	2018
Total Warrants	2,409,402

(1)   Series B warrants entitling the holder to purchase for $6.00 per unit one share of our common stock and one Series A warrant to purchase an additional share of our common stock for $6.00 per share.  If exercised, each Series A warrant would have full ratchet anti-dilution protection. All of these Series B warrants expired unexercised on January 9, 2014.

(2)   Warrants have full ratchet anti-dilution protection. In connection with our 2014 capital raise the exercise price on these warrants was reduced from $4.05 to $1.50.